Document and Entity Information	6 Months Ended
Feb. 28, 2022
Document and Entity Information [Abstract]
Entity Registrant Name	PLATINUM GROUP METALS LTD.
Entity Central Index Key	0001095052
Current Fiscal Year End Date	--08-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022